UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/11 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value

Aerospace and defense (0.5%)

MTU Aero Engines Holding AG (Germany)	28,130	$2,249,729

		2,249,729
Airlines (0.9%)

Deutsche Lufthansa AG (Germany)	116,483	2,541,228

Turk Hava Yollari (Turkey)(NON)	607,803	1,590,275

		4,131,503
Auto components (0.6%)

Faurecia (France)	68,110	2,920,885

		2,920,885
Automobiles (4.6%)

Bayerische Motoren Werke (BMW) AG (Germany)	47,574	4,753,219

Dongfeng Motor Group Co., Ltd. (China)	1,344,000	2,561,788

Fiat SpA (Italy)	413,841	4,548,791

Nissan Motor Co., Ltd. (Japan)	517,000	5,429,448

Porsche Automobil Holding SE (Preference) (Germany)	40,713	3,233,606

		20,526,852
Beverages (2.3%)

Anheuser-Busch InBev NV (Belgium)	142,312	8,265,481

Synergy Co. (Russia)(NON)	64,143	2,186,994

		10,452,475
Biotechnology (1.3%)

Biotest AG (Preference) (Germany)	32,539	2,356,662

Dendreon Corp.(NON)	19,300	761,192

Grifols SA (Spain)	121,880	2,449,261

		5,567,115
Building products (0.8%)

Compagnie de Saint-Goban (France)	42,444	2,752,029

JS Group Corp. (Japan)	37,000	953,859

		3,705,888
Capital markets (1.0%)

Julius Baer Group, Ltd. (Switzerland)(NON)	50,236	2,076,401

Macquarie Group, Ltd. (Australia)	73,482	2,475,467

		4,551,868
Chemicals (4.3%)

Arkema (France)	12,239	1,261,565

BASF SE (Germany)	64,818	6,359,400

Huabao International Holdings, Ltd. (China)	797,000	725,104

JSR Corp. (Japan)	111,500	2,164,259

Petronas Chemicals Group Bhd (Malaysia)(NON)	769,000	1,807,611

Syngenta AG (Switzerland)(NON)	14,044	4,743,454

Uralkali (Russia)(NON)(FWC)	209,381	1,886,523

		18,947,916
Commercial banks (8.8%)

Banco Bradesco SA ADR (Brazil)	223,949	4,588,715

Barclays PLC (United Kingdom)	979,929	4,037,933

BNP Paribas SA (France)	42,528	3,286,987

China Construction Bank Corp. (China)	6,374,000	5,305,024

HSBC Holdings PLC (London Exchange) (United Kingdom)	273,529	2,717,908

Mitsubishi UFJ Financial Group, Inc. (Japan)	570,700	2,779,532

National Australia Bank, Ltd. (Australia)	75,354	2,080,008

Sberbank OJSC (Russia)(FWC)	1,684,804	6,200,079

Shinhan Financial Group Co., Ltd. (South Korea)	41,830	1,998,034

Standard Chartered PLC (United Kingdom)	230,862	6,076,146

		39,070,366
Communications equipment (0.8%)

Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	234,500	3,386,845

		3,386,845
Computers and peripherals (0.4%)

SanDisk Corp.(NON)	44,300	1,838,450

		1,838,450
Construction and engineering (0.5%)

Carillion PLC (United Kingdom)	353,501	2,136,268

		2,136,268
Construction materials (1.8%)

BBMG Corp. (China)	3,906,000	5,860,670

China Shanshui Cement Group, Ltd. (China)	1,648,000	1,915,499

		7,776,169
Diversified financial services (1.9%)

ING Groep NV GDR (Netherlands)(NON)	216,126	2,663,975

ORIX Corp. (Japan)	43,940	4,276,339

Warsaw Stock Exchange (Poland)(NON)	73,220	1,389,323

		8,329,637
Diversified telecommunication services (0.8%)

Telenet Group Holding NV (Belgium)(NON)	72,451	3,451,574

		3,451,574
Electric utilities (0.6%)

Fortum OYJ (Finland)	89,330	2,590,252

		2,590,252
Electrical equipment (2.4%)

Mitsubishi Electric Corp. (Japan)	486,000	5,646,694

Schneider Electric SA (France)	28,983	4,847,998

		10,494,692
Electronic equipment, instruments, and components (4.2%)

Hitachi, Ltd. (Japan)	594,000	3,512,825

Hollysys Automation Technologies, Ltd. (China)(NON)(S)	105,200	980,464

Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,126,000	3,884,034

Kyocera Corp. (Japan)	31,800	3,236,372

LG Display Co., Ltd. (South Korea)	57,270	1,593,498

Murata Manufacturing Co., Ltd. (Japan)	47,400	3,167,754

Unimicron Technology Corp. (Taiwan)	1,117,000	1,997,897

		18,372,844
Energy equipment and services (1.2%)

Technip SA (France)	48,410	5,196,637

		5,196,637
Food and staples retail (1.3%)

Olam International, Ltd. (Rights) (Singapore)(NON)(F)	44,409	5,789

Olam International, Ltd. (Singapore)	977,000	2,174,320

WM Morrison Supermarkets PLC (United Kingdom)	753,767	3,605,602

		5,785,711
Food products (4.9%)

Danone (France)	67,868	5,070,106

Kerry Group PLC Class A (Ireland)	126,881	5,253,353

Nestle SA (Switzerland)	161,353	10,033,555

Zhongpin, Inc. (China)(NON)(S)	129,800	1,360,304

		21,717,318
Health-care equipment and supplies (1.3%)

BioMerieux (France)	37,899	4,405,650

Covidien PLC (Ireland)	27,135	1,444,396

		5,850,046
Hotels, restaurants, and leisure (1.7%)

Compass Group PLC (United Kingdom)	354,530	3,423,649

Kuoni Reisen Holding AG (Cat B) (Switzerland)(NON)	3,379	1,306,962

TUI Travel PLC (United Kingdom)	745,448	2,687,831

		7,418,442
Household durables (1.7%)

Barratt Developments PLC (United Kingdom)(NON)	1,091,325	2,002,544

LG Electronics, Inc. (South Korea)	10,897	850,504

Persimmon PLC (United Kingdom)	212,228	1,644,681

Rossi Residencial SA (Brazil)	379,200	3,099,774

		7,597,503
Household products (2.2%)

Henkel AG & Co. KGaA (Germany)	55,598	3,864,464

Reckitt Benckiser Group PLC (United Kingdom)	101,966	5,636,061

		9,500,525
Independent power producers and energy traders (1.1%)

China Resources Power Holdings Co., Ltd. (China)	1,112,000	2,173,209

China WindPower Group, Ltd. (China)(NON)	15,030,000	1,316,310

Electric Power Development Co. (Japan)	44,900	1,213,264

		4,702,783
Industrial conglomerates (2.4%)

Cookson Group PLC (United Kingdom)	189,702	2,049,869

Rheinmetall AG (Germany)	29,953	2,655,172

Siemens AG (Germany)	42,610	5,859,062

		10,564,103
Insurance (3.3%)

AIA Group, Ltd. (Hong Kong)(NON)	368,600	1,282,820

AXA SA (France)	222,798	5,069,287

Ping An Insurance (Group) Co. of China, Ltd. (China)	328,000	3,420,407

Prudential PLC (United Kingdom)	414,533	4,795,716

		14,568,230
Internet and catalog retail (0.5%)

Rakuten, Inc. (Japan)	2,039	2,114,175

		2,114,175
Internet software and services (1.5%)

Baidu, Inc. ADR (China)(NON)	9,800	1,373,274

DeNA Co., Ltd. (Japan)	95,400	4,116,118

Open Text Corp. (Canada)(NON)(S)	21,100	1,350,822

		6,840,214
Machinery (3.7%)

Asahi Diamond Industrial Co., Ltd. (Japan)	204,000	4,466,249

Invensys PLC (United Kingdom)	334,618	1,730,741

Metso Corp. OYJ (Finland)	39,810	2,264,187

Tata Motors, Ltd. (India)	62,697	1,404,235

Vallourec SA (France)(NON)	29,527	3,600,920

Volvo AB Class B (Sweden)	173,939	3,043,805

		16,510,137
Media (1.0%)

Kabel Deutschland Holding AG (Germany)(NON)	25,800	1,588,372

WPP PLC (Ireland)	235,972	2,957,447

		4,545,819
Metals and mining (6.5%)

BHP Billiton, Ltd. (Australia)	37,422	1,769,511

First Quantum Minerals, Ltd. (Canada)	25,200	3,677,675

Fortescue Metals Group, Ltd. (Australia)	365,808	2,510,299

Hidili Industry International Development, Ltd. (China)	2,189,000	1,908,430

Rio Tinto, Ltd. (Australia)	148,518	13,284,637

Vedanta Resources PLC (United Kingdom)	44,552	1,499,014

Xstrata PLC (United Kingdom)	185,413	4,085,995

		28,735,561
Multiline retail (1.2%)

Myer Holdings, Ltd. (Australia)	600,524	1,704,025

PPR SA (France)	19,764	3,524,032

		5,228,057
Multi-utilities (0.6%)

Centrica PLC (United Kingdom)	500,805	2,601,574

		2,601,574
Oil, gas, and consumable fuels (7.1%)

BG Group PLC (United Kingdom)	467,280	10,616,673

Cairn Energy PLC (United Kingdom)(NON)	126,791	845,063

Canadian Natural Resources, Ltd. (Canada)	76,500	3,209,896

Gazprom OAO ADR (Russia)	185,200	2,694,660

Inpex Corp. (Japan)	807	5,960,455

Petroleo Brasileiro SA ADR (Preference) (Brazil)(S)	80,500	2,469,740

Tullow Oil PLC (United Kingdom)	273,039	5,440,116

		31,236,603
Pharmaceuticals (4.9%)

Astellas Pharma, Inc. (Japan)	161,300	6,239,733

Mitsubishi Tanabe Pharma (Japan)	259,600	4,357,522

Nippon Shinyaku Co., Ltd. (Japan)	177,000	2,263,390

Sanofi (France)	30,807	2,479,929

Sanofi CVR (France)(NON)	972,700	2,344,207

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	83,700	4,036,014

		21,720,795
Road and rail (0.4%)

Hitachi Transport System, Ltd. (Japan)	106,500	1,821,927

		1,821,927
Semiconductors and semiconductor equipment (2.1%)

ASML Holding NV (Netherlands)	53,288	1,965,304

Elpida Memory, Inc. (Japan)(NON)	77,500	912,778

First Solar, Inc.(NON)(S)	27,502	3,637,690

Samsung Electronics Co., Ltd. (South Korea)	3,585	2,786,403

		9,302,175
Software (0.8%)

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)(S)	146,261	438,783

SAP AG (Germany)	48,447	2,936,906

		3,375,689
Specialty retail (1.1%)

GOME Electrical Appliances Holdings, Ltd. (China)	5,588,000	2,238,982

Kingfisher PLC (United Kingdom)	569,936	2,446,946

		4,685,928
Textiles, apparel, and luxury goods (1.9%)

Christian Dior SA (France)	40,996	6,458,592

Pandora A/S (Denmark)(S)	65,687	2,066,405

		8,524,997
Tobacco (2.4%)

British American Tobacco (BAT) PLC (United Kingdom)	132,990	5,835,828

Imperial Tobacco Group PLC (United Kingdom)	56,193	1,869,925

Japan Tobacco, Inc. (Japan)	694	2,679,470

		10,385,223
Trading companies and distributors (1.7%)

Mitsui & Co., Ltd. (Japan)	323,700	5,600,210

Wolseley PLC (Switzerland)	53,911	1,760,204

		7,360,414
Wireless telecommunication services (1.1%)

NTT DoCoMo, Inc. (Japan)	2,106	3,758,618

Vodafone Group PLC (United Kingdom)	392,243	1,041,811

		4,800,429

Total common stocks (cost $402,894,460)		$433,192,343

U.S. TREASURY OBLIGATIONS (—%)(a,i)
	Principal amount	Value

U.S. Treasury Notes 3 5/8s, February 15, 2020	$147,000	$156,733

Total U.S. treasury obligations (cost $156,733)		$156,733

SHORT-TERM INVESTMENTS (4.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	9,491,134	$9,491,134

Putnam Money Market Liquidity Fund 0.04%(e)	6,659,646	6,659,646

U.S. Treasury Bills with effective yields ranging from 0.12% to 0.16%, November 17, 2011(SEGSF)	$1,990,000	1,989,270

Total short-term investments (cost $18,139,659)		$18,140,050

TOTAL INVESTMENTS

Total investments (cost $421,190,852)(b)		$451,489,126

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $321,188,323) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$9,014,417	$8,791,971	$(222,446)
	British Pound	Buy	8/17/11	3,840,817	3,820,860	19,957
	Canadian Dollar	Sell	8/17/11	5,615,505	5,485,089	(130,416)
	Euro	Buy	8/17/11	9,560,331	9,367,666	192,665
	Norwegian Krone	Sell	8/17/11	871,595	858,648	(12,947)
	Swedish Krona	Buy	8/17/11	262,307	257,130	5,177
	Swiss Franc	Buy	8/17/11	1,145,452	1,149,973	(4,521)
Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	1,222,735	1,192,700	30,035
	British Pound	Sell	8/17/11	9,463,533	9,409,648	(53,885)
	Canadian Dollar	Buy	8/17/11	3,847,856	3,758,151	89,705
	Euro	Sell	8/17/11	6,492,272	6,368,130	(124,142)
	Hong Kong Dollar	Buy	8/17/11	465,062	464,824	238
	Japanese Yen	Buy	8/17/11	4,710,170	4,684,616	25,554
	Norwegian Krone	Buy	8/17/11	36,191	35,648	543
	Swedish Krona	Buy	8/17/11	191,115	187,184	3,931
	Swiss Franc	Sell	8/17/11	4,901,204	4,920,876	19,672
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	836,389	815,632	20,757
	British Pound	Buy	8/17/11	7,641,004	7,602,968	38,036
	Canadian Dollar	Sell	8/17/11	1,688,964	1,649,355	(39,609)
	Danish Krone	Buy	7/21/11	5,588,543	5,625,078	(36,535)
	Euro	Sell	8/17/11	7,464,736	7,322,873	(141,863)
	Hong Kong Dollar	Sell	8/17/11	3,700,614	3,698,198	(2,416)
	Norwegian Krone	Buy	8/17/11	339,447	334,505	4,942
	Singapore Dollar	Buy	8/17/11	3,624,141	3,624,141	—
	Swedish Krona	Buy	8/17/11	553,679	543,149	10,530
	Swiss Franc	Buy	8/17/11	2,388,639	2,398,513	(9,874)
Credit Suisse AG
	Australian Dollar	Sell	8/17/11	244,974	238,694	(6,280)
	British Pound	Buy	8/17/11	5,792,299	5,762,275	30,024
	Canadian Dollar	Buy	8/17/11	5,785,417	5,645,396	140,021
	Euro	Sell	8/17/11	6,620,610	6,496,204	(124,406)
	Japanese Yen	Buy	8/17/11	8,531,772	8,488,700	43,072
	Norwegian Krone	Buy	8/17/11	1,023,955	1,008,965	14,990
	Swedish Krona	Buy	8/17/11	2,188,623	2,144,929	43,694
	Swiss Franc	Buy	8/17/11	3,288,144	3,299,074	(10,930)
Deutsche Bank AG
	Australian Dollar	Buy	8/17/11	2,705,275	2,630,657	74,618
	Canadian Dollar	Buy	8/17/11	2,720,049	2,654,674	65,375
	Euro	Buy	8/17/11	2,942,187	2,886,617	55,570
	Swedish Krona	Buy	8/17/11	1,497,155	1,467,425	29,730
	Swiss Franc	Buy	8/17/11	2,194,477	2,202,495	(8,018)
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	1,337,220	1,304,103	33,117
	British Pound	Buy	8/17/11	2,286,311	2,275,030	11,281
	Euro	Sell	8/17/11	17,257,959	16,934,029	(323,930)
	Japanese Yen	Sell	8/17/11	8,586,927	8,541,397	(45,530)
	Norwegian Krone	Buy	8/17/11	2,350,870	2,315,272	35,598
	Swedish Krona	Buy	8/17/11	375,943	368,438	7,505
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	3,610,376	3,524,465	85,911
	British Pound	Sell	8/17/11	2,746,561	2,731,264	(15,297)
	Euro	Sell	8/17/11	136,168	133,639	(2,529)
	Hong Kong Dollar	Sell	8/17/11	2,513,015	2,511,762	(1,253)
	Norwegian Krone	Buy	8/17/11	1,899,497	1,874,274	25,223
	Swiss Franc	Buy	8/17/11	3,943,725	3,959,293	(15,568)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	1,059,277	1,033,078	26,199
	British Pound	Buy	8/17/11	10,764,307	10,708,277	56,030
	Canadian Dollar	Sell	8/17/11	8,645,314	8,441,970	(203,344)
	Euro	Buy	8/17/11	5,037,638	4,943,082	94,556
	Hong Kong Dollar	Sell	8/17/11	3,039,608	3,037,636	(1,972)
	Japanese Yen	Buy	8/17/11	697,271	693,454	3,817
	Norwegian Krone	Sell	8/17/11	1,786,070	1,759,956	(26,114)
	Singapore Dollar	Buy	8/17/11	1,167,610	1,166,511	1,099
	Swedish Krona	Buy	8/17/11	1,825,158	1,789,025	36,133
	Swiss Franc	Buy	8/17/11	3,267,906	3,279,533	(11,627)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	8/17/11	4,510,889	4,388,160	(122,729)
	British Pound	Buy	8/17/11	371,764	369,722	2,042
	Canadian Dollar	Buy	8/17/11	875,790	854,524	21,266
	Euro	Sell	8/17/11	11,152,439	10,946,723	(205,716)
	Japanese Yen	Sell	8/17/11	2,823,530	2,807,031	(16,499)
	Swedish Krona	Sell	8/17/11	293,473	287,549	(5,924)
	Swiss Franc	Buy	8/17/11	2,305,903	2,315,047	(9,144)
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	2,640,297	2,574,990	65,307
	Canadian Dollar	Buy	8/17/11	7,158,504	6,991,319	167,185
	Euro	Sell	8/17/11	5,137,262	5,039,774	(97,488)
	Norwegian Krone	Sell	8/17/11	1,518,152	1,495,295	(22,857)
	Swedish Krona	Buy	8/17/11	1,941,590	1,903,648	37,942
UBS AG
	Australian Dollar	Sell	8/17/11	2,311,567	2,254,612	(56,955)
	British Pound	Sell	8/17/11	11,986,232	11,919,102	(67,130)
	Canadian Dollar	Sell	8/17/11	7,995,418	7,810,522	(184,896)
	Euro	Buy	8/17/11	18,706,648	18,362,234	344,414
	Israeli Shekel	Sell	7/21/11	408,458	412,536	4,078
	Norwegian Krone	Buy	8/17/11	1,040,855	1,025,581	15,274
	Swedish Krona	Buy	8/17/11	1,336,447	1,309,909	26,538
	Swiss Franc	Buy	8/17/11	1,756,748	1,763,820	(7,072)
Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	256,390	249,799	6,591
	British Pound	Sell	8/17/11	625,175	622,094	(3,081)
	Canadian Dollar	Sell	8/17/11	1,648,015	1,609,529	(38,486)
	Euro	Buy	8/17/11	1,344,569	1,319,355	25,214
	Japanese Yen	Sell	8/17/11	9,987,936	9,936,329	(51,607)

Total						$(373,880)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	5,865	9/26/11	(1 month USD-LIBOR-BBA plus 60 bp)	A basket (GSGLPMIN) of common stocks	$81,693

Total					$81,693

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
GDR	Global Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $441,711,225.
(b)	The aggregate identified cost on a tax basis is $421,822,792, resulting in gross unrealized appreciation and depreciation of $46,315,189 and $16,648,855, respectively, or net unrealized appreciation of $29,666,334.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $9,281,657. The fund received cash collateral of $9,491,134 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,461 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $133,356,591 and $130,847,989, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,030,445 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United Kingdom	17.8%
	Japan	17.4
	France	12.0
	Germany	8.7
	China	7.0
	Australia	5.4
	Switzerland	4.5
	United States	3.4
	Russia	2.9
	Belgium	2.7
	Brazil	2.3
	Ireland	2.2
	Canada	1.9
	South Korea	1.6
	Sweden	1.5
	Taiwan	1.3
	Finland	1.1
	Netherlands	1.0
	Italy	1.0
	Israel	0.9
	Spain	0.6
	Singapore	0.5
	Denmark	0.5
	Other	1.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to a specific commodity. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $940,476 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $859,742.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$48,663,736	$14,898,922	$—
Consumer staples	52,981,673	4,853,790	5,789
Energy	30,472,785	5,960,455	—
Financials	42,902,470	23,617,631	—
Health care	20,277,311	12,860,645	—
Industrials	39,081,487	19,893,174	—
Information technology	17,469,755	25,207,679	438,783
Materials	23,513,626	31,946,020	—
Telecommunication services	4,493,385	3,758,618	—
Utilities	5,191,826	4,702,783	—
Total common stocks	285,048,054	147,699,717	444,572
U.S. Treasury Obligations	—	156,733	—
Short-term investments	6,659,646	11,480,404	—

Totals by level	$291,707,700	$159,336,854	$444,572

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(373,880)	$—
Total return swap contracts	—	81,693	—

Totals by level	$—	$(292,187)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,091,156	$2,465,036
Equity contracts	81,693	—

Total	$2,172,849	$2,465,036

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011